Financing Receivables and Allowance for Doubtful Receivables	12 Months Ended
Mar. 31, 2011
Financing Receivables and Allowance for Doubtful Receivables
Financing Receivables and Allowance for Doubtful Receivables
(28)	Financing Receivables and Allowance for Doubtful Receivables

Financing receivables from equipment leases, installment arrangements, mortgage loans, and other receivables with a contractual maturity of one year or more are subject to disclosure as reported in this note. Trade receivables from sale of products or services that have a contractual maturity of one year or less are excluded from financing receivables. Finance lease receivables are recorded based on the total minimum payments to be received and unguaranteed residual values less executory costs and unearned income. Installment loans, mortgage loans and other long-term receivables are reported on the amortized cost basis.

The Company classifies financing receivables aggregated and categorized as finance leases, installment loans, mortgage loans, and other, based on the nature of risks and characteristics as described below.

Finance leases are receivables from lease arrangements, including products manufactured by the Company and certain of its subsidiaries, such as information technology equipment, manufacturing machinery and equipment and construction machinery, typically secured by underlying assets. The primary locations of finance leases are Japan, United States, United Kingdom and China mainland. The lease term ranges from three to six years. The non-specific allowance for doubtful receivables is collectively determined on the basis of past collection experience, consideration of current economic conditions and changes in our customer collection trends as well as other factors that may affect the customers' ability to pay.

Installment loans represent receivables from arrangements with customers and dealers to provide financing primarily for products manufactured by the Company and certain of its subsidiaries, such as manufacturing machinery. Installment loans are typically secured by underlying assets. The primary locations of installment loans are Japan, United States and United Kingdom. The loan term is generally less than three years. The non-specific allowance is collectively determined on the basis of past collection experience, consideration of current economic conditions and changes in our customer collection trends as well as other factors that may affect the customers' ability to pay.

Mortgage loans are financing receivables from residential loan arrangements for individuals. Mortgage loans are usually arranged with collateral. The primary location of mortgage loans is Japan; more than fifty percent of mortgage loans are arranged for employees of the Company and its domestic subsidiaries. The term of mortgage loans is usually less than 30 years. The non-specific allowance is collectively determined on the basis of past collection experience, consideration of current economic conditions and changes in our customer collection trends as well as other factors that may affect the customers' ability to pay.

The subsidiaries in the financial services segment also provide services such as factoring, loan servicing, and other forms of commercial financing. Financing receivables resulting from those services are classified into "other" category. The contractual maturities associated with those services generally range over one to three years. The non-specific allowance is collectively determined on the basis of past collection experience, consideration of current economic conditions and changes in our customer collection trends as well as other factors that may affect the customers' ability to pay.

Also, common to all financing receivables, the Company and its subsidiaries individually evaluate collectability of financing receivables either by discounted cash flow analyses when they determine principal and interest of a financing receivable cannot be collected or by estimating the fair value of related collateral when applicable and further estimating the allowance for doubtful receivables. The Company and its subsidiaries have proprietary credit quality indicators appropriate to the unique characteristics of their operations and the nature of their financing receivable portfolios. Based on such indicators as the duration of overdue payments, the unpaid amounts, the existence of extended payment terms, evaluation by third-party credit agencies, and the degree of debtors' excessive debt, the Company and its subsidiaries classify and monitor their financial receivables into two categories: the individually evaluated receivables, and the collectively evaluated receivables.

Interest income for long-term financing receivables is recognized on the accrual basis.

As of March 31, 2011, financing receivables include past due receivables in the amount of ¥9,714 million. Of this amount, financing receivables past due 90 days or more and still accruing interest amounted to ¥2,846 million.

The following table presents allowance for doubtful receivables and recorded investment in financing receivables as of March 31, 2011, and changes in the allowance for the three months ended March 31, 2011.

	Yen (millions)
	Finance leases	Installment loans	Mortgage loans	Other	Total
Allowance for doubtful receivables
Balance, January 1, 2011	5,156	2,426	176	5,940	13,698
Provision	1,531	293	102	3,709	5,635
Recovery and other	(340)	(70)	(47)	(1,073)	(1,530)
Write off	(211)	(229)	—	(734)	(1,174)

Balance, March 31, 2011	6,136	2,420	231	7,842	16,629

Applicable to amounts; Individually evaluated for impairment	1,620	906	88	5,082	7,696

Applicable to amounts; Collectively evaluated for impairment	4,516	1,514	143	2,760	8,933

Financing receivables
Balance, March 31, 2011	873,137	126,957	218,222	217,515	1,435,831

Applicable to amounts; Individually evaluated for impairment	4,515	1,252	1,113	9,718	16,598

Applicable to amounts; Collectively evaluated for impairment	868,622	125,705	217,109	207,797	1,419,233

In addition, as of March 31, 2011, the amount of impaired loans relating to receivables which arose from sales of product or services and have contractual maturity of one year or less is ¥43,628 million.